Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Suppliers	€ 841	€ 852
VAT payable	13	14
Taxation authorities, withholdings payable	12	11
Social security payable	53	43
Other public entities	173	143
Other payables	252	210
Current income tax liabilities	25	61
Total trade and other payables	€ 1,118	€ 1,123